Note 5 - Bridge Loans Payable - Stockholder (Details Textual) - USD ($)			3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 17, 2016	Feb. 12, 2016	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Chairman and Stockholder [Member] | Bridge Loan [Member] | Common Stock [Member] | Subsequent Event [Member]
Debt Instrument, Convertible, Conversion Price					$ 1.25
Chairman and Stockholder [Member] | Bridge Loan [Member] | Common Stock [Member]
Debt Instrument, Convertible, Conversion Price									$ 1.25
Chairman and Stockholder [Member] | Bridge Loan [Member]
Debt Instrument, Convertible, Conversion Price	$ 1.25
Debt Instrument, Interest Rate, Stated Percentage		10.00%							10.00%
Interest Expense							$ 7,905	$ 0	$ 11,473
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments	$ 75,265	$ 350,000
Chairman and Stockholder [Member] | Bridge Loan, Principal [Member] | Common Stock [Member] | Subsequent Event [Member]
Debt Instrument, Convertible, Conversion Price					$ 1.25
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments					$ 350,000
Chairman and Stockholder [Member]
Bridge Loan		$ 422,752							399,103
Bridge Loan [Member]
Debt Instrument, Convertible, Conversion Price		$ 1.25
Bridge Loan									399,103	$ 0
Interest Expense							$ 7,161	$ 11,473	$ 11,473